Operating lease agreements	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Operating lease agreements
Operating lease agreements

At December 31, 2018, the Company was the lessee at 3,090 locations through ground leases (the Company leases the land and owns the building) and through improved leases (the Company leases land and buildings). Lease terms for most restaurants vary between 10 and 20 years and, in many cases, include renewal options provided by the agreement. Although, certain leases contain purchase options, is not reasonably certain that the Company will exercise them. In addition, many agreements include escalation amounts that vary by reporting unit, with examples including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. According to rental terms, the Company pays monthly rent based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. For most locations, the Company is obligated for the related occupancy costs including property taxes, insurance and maintenance. However, for franchised sites, the Company requires the franchisees to pay these costs. In addition, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

In March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company entered into an amendment to the agreement, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.

At December 31, 2018, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total (i)
2019	$137,049	$6,427	$143,476
2020	122,163	6,090	128,253
2021	106,503	4,685	111,188
2022	91,112	2,335	93,447
2023	77,830	2,206	80,036
Thereafter	409,694	9,771	419,465
Total minimum payment	$944,351	$31,514	$975,865

(i) For sites that have lease escalations tied to an index, future minimum payments reflect the current index adjustments through December 31, 2018. In addition, future minimum payments exclude renewal options provided by government’s regulation that have not yet been exercised.

The following table provides detail of rent expense for fiscal years 2018, 2017 and 2016:

	2018	2017	2016
Company-operated restaurants (i)	$139,279	$148,505	$131,142
Franchised restaurants (ii)	45,565	54,711	43,311
Total rent expense	$184,844	$203,216	$174,453

(i)	Included within “Occupancy and other operating expenses” in the consolidated statements of income.

(ii)	Included within “Franchised restaurants – occupancy expenses” in the consolidated statements of income.
The following table provides a breakdown detail of rent expense between minimum and contingent rentals for fiscal years 2018, 2017 and 2016:

	2018	2017	2016
Minimum rentals	$136,328	$138,496	$122,726
Contingent rentals based on sales	48,516	64,720	51,727
Total rent expense	$184,844	$203,216	$174,453